TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities
Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for tax purposes. Significant components of the Company deferred tax assets are as follows:

	December 31,
	2014	2015

Deferred tax assets:
Net operating losses carry forward	$8,915	$7,275
Research and development	2,028	2,123
Other	1,604	3,188

Deferred tax assets before valuation allowance	12,547	12,586
Valuation allowance	(6,136)	(6,212)

Deferred tax assets	6,411	6,374

Deferred tax liabilities:
Capitalized software development costs	(2,474)	(2,804)
Acquired intangibles	(1,546)	(1,472)
Property and equipment	(68)	(53)
Other	(254)	(163)

Deferred tax liabilities	(4,342)	(4,492)

Deferred tax assets, net	$2,069	$1,882

	December 31,
	2014	2015

Long-term deferred tax assets	3,014	2,779
Long-term deferred tax liabilities	(945)	(897)

Deferred tax assets, net	$2,069	$1,882

Schedule of Income before Income Tax, Domestic and Foreign
f.	Income before taxes on income is comprised as follows:

	Year ended December 31,
	2013	2014	2015

Domestic (Israel)	$10,444	$11,281	$19,478
Foreign	1,959	3,749	5,035

	$12,403	$15,030	$24,513

Schedule of Effective Income Tax Rate Reconciliation
g.
A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income for an Israeli company, and the actual tax expense as reported in the statements of income is as follows:

	Year ended December 31,
	2013	2014	2015

Income before taxes on income, as reported in the statements of income	$12,403	$15,030	$24,513

Statutory tax rate in Israel	25%	26.5%	26.5%

Theoretical taxes on income	$3,097	$3,983	$6,496
Increase (decrease) in taxes resulting from:
Effect of different tax rates	158	362	117
Effect of “Approved, Beneficiary or Preferred Enterprise” status	-	(2,323)	(2,406)
Utilization of carry forward tax losses for which valuation allowance was provided	(1,162)	(1,177)	(195)
Non-deductible expenses	9	80	569
Recognition of deferred taxes during the year for which valuation allowance was provided in prior years	(971)	(1,496)	-
Losses and temporary differences for which valuation allowance was provided	222	580	127
Others	(542)	445	(495)

Taxes on income, as reported in the statements of income	$811	$454	$4,213

Basic and diluted earnings per share amounts of the benefit resulting from the “Approved, Beneficiary or Preferred Enterprise” status	-	$0.05	$0.05

Schedule of Components of Income Tax Expense (Benefit)
h.	Taxes on income are comprised as follows:

	Year ended December 31,
	2013	2014	2015

Current	$400	$1,474	$2,627
Deferred	411	(1,020)	1,586

	$811	$454	$4,213

	Year ended December 31,
	2013	2014	2015

Domestic (Israel)	$1,172	$(443)	$2,684
Foreign	(361)	897	1,529

	$811	$454	$4,213

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	December 31,
	2014	2015

Balance at the beginning of the year	$652	$705
Increase in tax positions	190	570
Decrease in tax positions	(137)	(64)
Acquisition of subsidiary (*)	-	154

Balance at the end of the year	$705	$1,365

(*) The amount initially consolidated as part of the acquisition of subsidiary in 2015 is net of Tax Deducted at Source assets in an amount of $635.